Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 28, 2016
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Nov. 28, 2016
Document Effective Date	Nov. 29, 2016
Prospectus Date	Nov. 29, 2016
AllianzGI Structured Return Fund | Class R6
Prospectus:
Trading Symbol	AZIRX